Note 15 - Financial Instruments with Off-balance Sheet Risk - Financial Instrument Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loan Origination Commitments [Member]
Contractual obligations	$ 15,921	$ 10,228
Unfunded Commitments Under Lines of Credit [Member]
Contractual obligations	$ 19,162	$ 15,443